Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid advertising	€ 2,297	€ 2,148
Other prepaid expenses	4,132	2,076
Other assets	4,009	383
Total	€ 10,438	€ 4,607